CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net (loss)/income	$ (14,137,417)	$ 26,133,088	$ 57,620,552
Adjustments to reconcile net (loss)/income to net cash from operating activities:
Depreciation of property, plant and equipment	11,524,981	10,899,049	7,994,638
Impairment of fixed asset	2,713,537
(Gain)/Loss on disposal of property, plant and equipment		(56,107)	12,726
Amortization of land use right	741,816	330,244	322,638
Stock-based compensation	32,891	3,705,109
Warrant compensation expense			5,700,000
Bad debts	695,244		88,447
Written down of inventories	1,416,661	476,266
Changes in assets and liabilities:
Accounts receivable	(573,816)	4,126,206	(2,135,266)
Notes receivable, net		139,228	(554,789)
Inventories	4,428,013	1,453,507	(16,712,453)
Prepaid expenses	(1,056,729)	6,435	621,611
Prepaid purchases	25,351,739	(29,666,016)	(16,284,440)
Other receivable	778,709	(142,305)	(697,676)
Accounts payable	6,038,617	(5,813,580)	5,168,689
Income tax payable	(4,741,140)	(369,983)	1,078,582
Customers deposit	2,401,273	(11,856,194)	12,911,217
Accrued liabilities and other payables	1,921,977	(1,466,919)	1,113,651
Net cash provided by/(used in) operating activities	37,536,356	(2,101,972)	56,248,127
Cash flows from investing activities:
Cash paid for property, plant and equipment	(10,064,992)	(30,561,916)	(29,816,858)
Proceeds from disposal of property, plant and equipment		59,517	9,655
Payment of acquisition of future land use right	(19,214,984)	(11,112,875)	(19,286,545)
Cash deposit - potential business initiative program - related party			(5,000,000)
Cash deposit refunded - related party			5,000,000
Advance to unrelated third parties	(2,521,616)	(4,017,304)	(3,415,724)
Repayment of advance to unrelated third parties	777,028	5,252,326
Repayment of advance to related parties	311,546
Investment in certificates of deposit, net	(3,989,448)	(16,193,047)	(3,101,978)
Net cash used in investing activities	(34,705,466)	(56,573,299)	(55,611,450)
Cash flows from financing activities:
Repayment of term loans	(63,179,835)	(50,484,204)	(45,831,718)
Proceeds from term loans	54,468,182	63,184,632	43,815,432
Repayment of capital lease financing obligations, sale-leaseback	(1,612,843)
Proceeds from sale-leaseback financing	17,993,226
Repayments of notes payable	(578,986,192)	(429,512,621)	(233,584,126)
Proceeds from notes payable	538,277,535	481,505,001	345,317,356
Proceeds received from exercise of warrants			66,473,875
Warrant compensation expense			(5,700,000)
Purchase of treasury stock	(84,736)	(1,554,674)	(4,516,744)
Changes in restricted cash, net	34,350,716	(25,788,547)	(47,212,098)
Repayment of advance from unrelated third parties	(1,673,696)
Advance from unrelated third party		1,587,554
Net cash provided by financing activities	(447,643)	38,937,141	118,761,977
Net increase/(decrease) in cash	2,386,247	(19,738,130)	119,398,654
Effect on change of exchange rates	5,813,166	1,998,222	7,724,965
Cash as of January 1	228,861,009	246,600,917	119,477,298
Cash as of December 31	237,060,422	228,861,009	246,600,917
Cash paid during the year for:
Interest paid	10,617,869	8,322,263	6,254,304
Income tax paid	5,024,234	12,267,157	20,883,046
Net cash payment during the year for:
Prepaid deposit of land use right as part of the dividend paid to acquire land use right from related company	$ 6,971,373